INTERESTS IN JOINT OPERATIONS (Details) R in Millions	12 Months Ended
	Dec. 31, 2019 ZAR (R) item	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
INTERESTS IN JOINT OPERATIONS
Loss on foreign exchange differences	R (325.5)	R (1,169.1)	R (292.4)
Profit before tax	(1,300.2)	(1,436.9)	(7,379.7)
Profit/(loss) for the period	432.8	(2,520.7)	(4,433.1)
Non-current assets	74,908.1	69,727.7	64,067.3
Current assets	26,163.7	15,195.3	12,004.5
Current liabilities	R (14,326.8)	(14,632.6)	(8,437.8)
Kroondal Mine and Marikana Mine
INTERESTS IN JOINT OPERATIONS
Interest in joint operation (as a percent)	50.00%
Number of joint operations | item	2
Loss on foreign exchange differences	R (63.2)	132.7	(94.4)
Profit before tax	2,061.6	677.7	175.0
Profit/(loss) for the period	2,061.4	677.7	175.0
Non-current assets	945.7	1,115.7	1,284.0
Current assets	2,303.0	1,828.2	1,400.5
Current liabilities	(353.1)	(271.3)	(283.2)
Net assets (liabilities)	R 2,895.6	R 2,672.6	R 2,401.3